Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 19,654,430	¥ 0
Other receivables, allowance for doubtful accounts	40,782	1,205,484
Amounts due from related parties, allowance for doubtful accounts	43,516,516	2,791,933
Accrued payroll and welfare expenses	116,653,658	212,718,285
Income tax payable	227,537,993	179,224,777
Other tax payable	43,009,523	57,325,185
Amounts due to related parties-current	31,105,111	27,294,813
Deferred revenue from related parties	111,720,785	171,546,620
Deferred revenue	18,949,097	17,921,745
Other current liabilities	39,929,945	31,941,785
Deferred revenue - non-current from related parties	22,096,306	62,917,485
Deferred revenue - non-current	2,144,593	6,611,915
Deferred tax liabilities	¥ 198,187	¥ 4,717,167
Shareholders' Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	201,479,446	198,143,739
Ordinary shares, shares outstanding | shares	201,479,446	198,143,739
Consolidated VIEs and VIEs' subsidiaries
Accrued payroll and welfare expenses	¥ 37,608,320	¥ 17,211,922
Income tax payable	34,282,285	11,589,669
Other tax payable	12,123,866	13,137,192
Amounts due to related parties-current	11,082,834	2,000,000
Deferred revenue from related parties	100,033,490	152,688,070
Deferred revenue	5,406,737	16,639,706
Other current liabilities	12,882,315	6,467,967
Deferred revenue - non-current from related parties	20,766,792	58,319,769
Deferred revenue - non-current	1,849,843	5,426,548
Deferred tax liabilities	¥ 0	¥ 0